Document and Entity Information	0 Months Ended
Feb. 02, 2015
Risk/Return:
Document Type	497
Document Period End Date	Feb. 02, 2015
Registrant Name	VALIC Co II
Central Index Key	0001062374
Amendment Flag	false
Document Creation Date	Feb. 02, 2015
Document Effective Date	Feb. 02, 2015
Prospectus Date	Jan. 01, 2015
Mid Cap Value Fund | Mid Cap Value Fund
Risk/Return:
Trading Symbol	VMCVX